Other provisions - Summary of provisions (Details) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of commitments and contingencies [Line Items]
Provisions (including post-retirement benefits), beginning balance		$ 2,492		$ 3,474
Adjustment on currency translation		(99)		(34)
Charged/(credited) to profit:
– increases to existing and new provisions		231		273
– unused amounts reversed		(12)		(21)
Utilised in year		(254)		(231)
Transfers and other movements		1		(282)
Provisions (including post-retirement benefits), ending balance		1,658		2,492	$ 3,474
Balance sheet analysis:
Current		353	$ 353	383
Non-current		1,305	1,305	2,109
Total		1,658	$ 1,658	2,492	3,474
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	[1]	2,961		0	0
Turquoise Hill
Balance sheet analysis:
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		2,961
Dissenting Shareholders | Turquoise Hill
Balance sheet analysis:
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		211
Initial consideration received (paid) (in Canadian dollars per share) | $ / shares			$ (34.4)
Other Shareholders | Turquoise Hill
Balance sheet analysis:
Initial consideration received (paid) (in Canadian dollars per share) | $ / shares			$ 43
Other
Disclosure of commitments and contingencies [Line Items]
Provisions (including post-retirement benefits), beginning balance		1,002		856
Adjustment to opening balance on transition to new accounting standard (refer to page #)				17	0
Restated opening balance				1,019	856
Adjustment on currency translation		(43)		(29)
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions		4		3
Charged/(credited) to profit:
– increases to existing and new provisions		365		382
– unused amounts reversed		(66)		(37)
– amortisation of discount		2		3
Utilised in year		(176)		(128)
Transfers and other movements		193		(48)
Provisions (including post-retirement benefits), ending balance		1,298		1,002	856
Balance sheet analysis:
Current		554	$ 554	700
Non-current		744	744	302
Total		$ 1,298	$ 1,298	$ 1,002	$ 856

[1]	On 16 December 2022 we acquired the remaining 49% share of Turquoise Hill Resources for expected consideration of US$3.2 billion inclusive of transaction fees. At 31 December 2022 US$2,961 million had been paid.